Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Cash
Cash on hand	$ 487		$ 353
Bank deposits	10,961		9,433
Cash	11,448		9,786
Cash equivalents (investments with maturities of less than three months)
Commercial paper	14,061		20,110
Negotiable certificates of deposit	2,600		1,700
Time deposits	2,308		2,451
Repurchase agreements collateralized by bonds	0		3
Government stimulus vouchers	3		0
Cash equivalents	18,972		24,264
Cash and cash equivalents	$ 30,420	$ 1,083	$ 34,050	$ 1,212	$ 27,645	$ 28,825